Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	125,974,617.13	13,563
Yield Supplement Overcollateralization Amount 11/30/23	2,245,361.42	0
Receivables Balance 11/30/23	128,219,978.55	13,563
Principal Payments	7,477,884.41	298
Defaulted Receivables	80,535.27	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	2,017,048.32	0
Pool Balance at 12/31/23	118,644,510.55	13,257

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.47%
Prepayment ABS Speed	0.93%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,567,871.47	124
Past Due 61-90 days	295,125.05	21
Past Due 91-120 days	71,677.55	5
Past Due 121+ days	0.00	0
Total	1,934,674.07	150

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	33,931.39
Aggregate Net Losses/(Gains) - December 2023	46,603.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	-0.26%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.87%
Weighted Average Remaining Term	22.07

Flow of Funds	$ Amount
Collections	7,913,276.93
Investment Earnings on Cash Accounts	39,232.04
Servicing Fee	(106,849.98)
Transfer to Collection Account	-
Available Funds	7,845,658.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	55,989.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,081,057.28
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	411,856.74

Total Distributions of Available Funds	7,845,658.99

Servicing Fee	106,849.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	121,725,567.83
Principal Paid	7,330,106.58
Note Balance @ 01/16/24	114,395,461.25

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2a
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2b
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-3
Note Balance @ 12/15/23	6,645,567.83
Principal Paid	6,645,567.83
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-4
Note Balance @ 12/15/23	76,830,000.00
Principal Paid	684,538.75
Note Balance @ 01/16/24	76,145,461.25
Note Factor @ 01/16/24	99.1090215%

Class B
Note Balance @ 12/15/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	25,500,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	12,750,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	103,695.67
Total Principal Paid	7,330,106.58
Total Paid	7,433,802.25

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	3,488.92
Principal Paid	6,645,567.83
Total Paid to A-3 Holders	6,649,056.75

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	684,538.75
Total Paid to A-4 Holders	737,039.25

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1223288
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6472567
Total Distribution Amount	8.7695855

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0123808
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	23.5825686
Total A-3 Distribution Amount	23.5949494

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	8.9097846
Total A-4 Distribution Amount	9.5931179

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	420.33
Noteholders' Principal Distributable Amount	579.67

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	8,498,098.59
Investment Earnings	37,961.00
Investment Earnings Paid	(37,961.00)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$589,727.94	$436,453.87	$550,805.35
Number of Extensions	43	34	38
Ratio of extensions to Beginning of Period Receivables Balance	0.46%	0.32%	0.38%